Stockholders' Equity (Details 2) (Warrant [Member], USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Warrant [Member]
Warrants, Outstanding, Beginning Balance	1,065	1,132,043	1,219,543
Warrants, Granted (See private offering of equity securities above)	1,268,478	312,500	75,000
Warrants, Canceled	0	0	0
Warrants, Exercised	(50,000)	0	(162,500)
Warrants, Expired/Forfeited	0	0	0
Warrants, Outstanding, Ending Balance	1,219,543	1,444,543	1,132,043
Warrants, Exercisable		1,394,543	1,082,043
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 0.52	$ 2.47	$ 1.95
Weighted-Average Exercise Price, Granted (See private offering of equity securities above)	$ 1.88	$ 5.00	$ 5.50
Weighted-Average Exercise Price, Canceled	$ 0	$ 0	$ 0
Weighted-Average Exercise Price, Exercised	$ (0.01)	$ 0	$ (0.01)
Weighted-Average Exercise Price, Expired/Forfeited	$ 0	$ 0	$ 0
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 1.95	$ 3.01	$ 2.47
Weighted-Average Exercise Price, Exercisable		$ 2.94	$ 2.35